CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Corporate Information [Abstract]
CORPORATE INFORMATION [Text Block]

1.    CORPORATE INFORMATION

Endeavour Silver Corp. (the "Company" or "Endeavour Silver") is a corporation governed by the Business Corporations Act (British Columbia, Canada). The Company is engaged in silver mining in Mexico and Peru, and related activities including acquisition, exploration, development, extraction, processing, refining and reclamation. The Company is also engaged in exploration activities in Chile and United States. On May 1, 2025, the Company completed its acquisition of Compañia Minera Kolpa S.A. ("Minera Kolpa"), which operates the Huachocolpa Uno Mine in Peru (Note 4). On January 15, 2026, the Company completed the sale of Mina Bolañitos S.A. de C.V. ("Mina Bolañitos" or "Bolañitos"). The assets and liabilities relating to Mina Bolañitos were classified as held for sale at December 31, 2025 (Note 24). The address of the registered office is Suite 3500, 1133 Melville Street Vancouver, BC, Canada V6E 4E5.